Long-Term Debt - Schedule of Debt Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
3/31/2015	$ 11,974
3/30/2016	912
3/30/2017	969
3/31/2018	1,031
3/31/2019	1,096
Thereafter	1,880
Total	$ 17,862	$ 28,599